Goodwill and intangible assets (Details 2) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 74,013	$ 61,747
Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	44,593	30,154	[1]
Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	9,712	10,993
Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	19,578	20,573	[1]
Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	130	27	[1]
Goodwill
Disclosure of detailed information about intangible assets [line items]
Net book value	35,294	31,750
Goodwill | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	18,551	14,637	[2]
Goodwill | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	7,837	8,210	[2]
Goodwill | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	8,899	8,895	[2]
Goodwill | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	7	8	[2]
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Net book value	38,719	29,997
Intangible Assets other than Goodwill | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	26,042	15,517	[2]
Intangible Assets other than Goodwill | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	1,875	2,783
Intangible Assets other than Goodwill | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	10,679	11,678	[2]
Intangible Assets other than Goodwill | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	123	19	[2]
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	15,047	5,292
Acquired research and development [member] | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	14,377	4,368	[2]
Acquired research and development [member] | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	419	625	[2]
Acquired research and development [member] | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	246	291	[2]
Acquired research and development [member] | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	5	8	[2]
Alcon brand name [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	2,980	2,980
Alcon brand name [member] | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	2,980	2,980	[2]
Technologies
Disclosure of detailed information about intangible assets [line items]
Net book value	1,495	2,370
Technologies | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	6	9	[2]
Technologies | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	304	539	[2]
Technologies | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	1,185	1,822	[2]
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Net book value	14,194	14,474
Currently marketed products | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	11,228	10,786	[2]
Currently marketed products | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	1,115	1,589	[2]
Currently marketed products | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	1,851	2,099	[2]
Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Net book value	4,054	4,292
Marketing know-how | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	4,054	4,292	[2]
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Net book value	949	589
Other intangible assets | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	431	354	[2]
Other intangible assets | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	37	30	[2]
Other intangible assets | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	363	194	[2]
Other intangible assets | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 118	$ 11	[2]

[1]	Restated to reflect the product transfers between the Innovative Medicines and the Alcon Division that was effective January 1, 2018, and the Alcon brand name reclassification from Corporate to the Alcon Division. These restatements had no impact on Sandoz or the total Group. See Note 3.
[2]	Restated to reflect the product transfers between the Innovative Medicines and the Alcon Division that was effective January 1, 2018, and the Alcon brand name reclassification from Corporate to the Alcon Division. These restatements had no impact on Sandoz or the total Group. See Note 3.